Gains (Losses) on Disposals of Non-Current Assets - Additional Information (Detail) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) Tranche	Dec. 31, 2016 BRL (R$) Tranche
Disclosure of fair value measurement [line items]
Gains (losses) on disposals of non-current assets | €	€ (1)	€ 11	€ 14
Brazil [member]
Disclosure of fair value measurement [line items]
Gains (losses) on disposals of non-current assets			€ 12	R$ 44
Number of tranches | Tranche			2	2